Summary of significant accounting policies - Impact of adoption of ASC 606 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Real estate properties development completed	$ 458,204,518	$ 632,359,691	$ 840,393,193
Real estate properties under development	3,254,387,749	4,068,716,308	1,996,000,653
Other current assets	772,303	520,391
Other non-current assets	80,405,182	137,062,313
Total equity	791,952,022	745,645,149	1,057,013,126		$ 916,152,178
Consolidated statement of comprehensive income
Revenue	2,466,504,041	2,207,966,313
costs of revenue	(1,922,323,191)	(1,602,072,983)	(1,517,279,018)
Selling and distribution expenses	(86,760,620)	(83,591,651)	(75,723,717)
General and administrative expenses	(163,686,999)	(156,456,170)	(136,844,741)
Income taxes	150,478,372	144,447,247	113,117,126
Net income/(loss)	$ 83,028,802	105,952,020	$ 80,111,405
Accounting Standards Update 2014-09 [Member]
Real estate properties development completed				$ 35,100,000
Real estate properties under development				1,176,100,000
Other current assets				61,200,000
Contract assets				15,600,000
Other non-current assets				68,200,000
Customer deposits				1,602,000,000
Other current liabilities				17,700,000
Total non-current liabilities				35,300,000
Total equity				$ 315,200,000
Consolidated statement of comprehensive income
Revenue		320,610,288
costs of revenue		(102,615,934)
Selling and distribution expenses		7,214,309
General and administrative expenses		(650,301)
Income taxes		(50,559,274)
Net income/(loss)		173,999,088
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Consolidated statement of comprehensive income
Revenue		1,896,940,997
costs of revenue		(1,499,457,049)
Selling and distribution expenses		(90,805,960)
General and administrative expenses		(155,805,869)
Income taxes		(93,887,973)
Net income/(loss)		(68,047,068)
Calculated Under Revenue Guidance In Effect After Topic 606 [Member]
Consolidated statement of comprehensive income
Revenue		2,217,551,285
costs of revenue		(1,602,072,983)
Selling and distribution expenses		(83,591,651)
General and administrative expenses		(156,456,170)
Income taxes		(144,447,247)
Net income/(loss)		$ 105,952,020